Summary of Significant Accounting Policies (Details)		3 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) Segment	Dec. 31, 2025 USD ($) Segment
Summary of Significant Accounting Policies [Line Items]
Cash		$ 18,600,000	$ 18,600,000	$ 0
Impairment expense		36,201,740	36,201,740
Capitalized software costs		200,000	200,000	$ 50,000
Amortization expense		$ 25,125	$ 50,250
Effective tax rate	0.00%	0.00%	0.00%
U.S. federal statutory rate			21.00%
CODM to determine segment information			The Company operates in one reporting segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assessing performance. The Company’s Chief Executive Officer is the CODM, who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance.
Reporting segment (in Segment) | Segment			1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]	Chief Executive Officer [Member]
Capitalized Software [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization expense		$ 0	$ 0
Other Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated economic life				5 years